Exchangeable Notes - Additional Information (Details) $ / shares in Units, € in Millions	1 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 02, 2021 USD ($) day $ / shares	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of days percent of share price maintained			5
Number of consecutive trading days in measurement period			10
Exchangeable Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 1,500,000,000
Borrowings, interest rate			0.00%
Additional notional amount option | $			$ 200,000,000
Proceeds from borrowings | €	€ 1,223
Borrowing costs incurred | €	€ 18
Percent of share price maintained for 20 trading days during 30 day period			130.00%
Number of trading days share price maintained			20
Number of consecutive trading days in measurement period			30
Minimum percent of share price maintained for 5 trading days during 10 day period			98.00%
Exchange rate			1.9410
Exchange price (in dollars per share) | $ / shares			$ 515.20
Trading days for redemption			40
Borrowings | €		€ 1,202		€ 0